Balance Sheet Components - Cash and Cash Equivalents, and Restricted Cash (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and Cash Equivalents
Cash	$ 4,879	$ 44,978		$ 6,949
Cash equivalents	28,239	65,741		33,291
Total cash and cash equivalents	33,118	110,719		40,240
Cash, Cash Equivalents and Restricted Cash
Cash and cash equivalents	33,118	110,719		40,240
Restricted cash, current portion	8,397	8,397		5,970
Restricted cash, net of current portion	4,581	4,581		7,439
Total restricted cash	12,978	12,978		13,409
Total cash and cash equivalents, and restricted cash	$ 46,096	$ 123,697	$ 80,348	$ 53,649	$ 102,974	$ 64,673